Loans, impaired loans and allowance for credit losses	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Loans, impaired loans and allowance for credit losses
8.	Loans, impaired loans and allowance for credit losses
(a) Loans at amortized cost

	As at
	July 31, 2022
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount

Residential mortgages	$343,965	$843	$343,122
Personal loans	96,561	2,113	94,448
Credit cards	13,871	1,049	12,822
Business and government	264,128	1,142	262,986
Total	$718,525	$5,147	$713,378

	As at
	April 30, 2022			October 31, 2021
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$337,714	$834	$336,880	$319,678	$802	$318,876
Personal loans	94,437	2,171	92,266	91,540	2,341	89,199
Credit cards	13,622	1,107	12,515	12,450	1,211	11,239
Business and government	249,223	1,182	248,041	218,944	1,272	217,672
Total	$694,996	$5,294	$689,702	$642,612	$5,626	$636,986
(b) Impaired loans
(1)(2)

	As at
	July 31, 2022
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,281	$375	$906
Personal loans	778	559	219
Credit cards	–	–	–
Business and government	2,193	623	1,570
Total	$4,252	$1,557	$2,695
By geography:
Canada	$893	$425	$468
United States	–	–	–
Mexico	817	255	562
Peru	724	343	381
Chile	606	187	419
Colombia	336	75	261
Other international	876	272	604
Total	$4,252	$1,557	$2,695

	As at
	April 30, 2022			October 31, 2021
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,273	$393	$880	$1,331	$374	$957
Personal loans	767	566	201	833	626	207
Credit cards	–	–	–	–	–	–
Business and government	2,224	645	1,579	2,292	655	1,637
Total	$4,264	$1,604	$2,660	$4,456	$1,655	$2,801
By geography:
Canada	$968	$412	$556	$1,090	$446	$644
United States	–	–	–	24	4	20
Mexico	795	289	506	758	269	489
Peru	676	353	323	699	350	349
Chile	543	189	354	512	180	332
Colombia	377	78	299	418	88	330
Other international	905	283	622	955	318	637
Total	$4,264	$1,604	$2,660	$4,456	$1,655	$2,801
(1)	Interest income recognized on impaired loans during the three months ended July 31, 2022 was $9 (April 30, 2022 – $11; October 31, 2021 – $12).
(2)	Additional interest income of approximately $69 would have been recorded if the above loans had not been classified as impaired (April 30, 2022 - $63; October 31, 2021 – $58).
(c)	Allowance for credit losses

(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;

•	Changes in the volumes of transactions;

•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, and house price indices, which are most closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and

•	Borrower migration between the three stages.
The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and very pessimistic).
The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the base case and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final base case and alternative scenarios reflect significant review and oversight, and incorporate judgment both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors, including the emergence of economic or geopolitical events up to the date of financial statements.
The Bank has applied expert credit judgement in the assessment of underlying credit deterioration and migration of balances to progressive stages. The Bank considered both quantitative and qualitative information in the assessment of significant increase in credit risk.
The Bank’s models are calibrated to consider past performance and macroeconomic forward-looking variables as inputs. The Bank has generated a forward-looking base case scenario and three alternate forward-looking scenarios (one optimistic and two pessimistic) as key inputs into the expected credit loss provisioning models. The base case is less favourable this quarter, with the growth outlook revised lower due to higher inflationary pressures and rising rate environment. Relative to the base case, the optimistic scenario features somewhat stronger economic activity. The two pessimistic scenarios were updated this quarter around the potential risk of stagflation and recession.
In light of current economic uncertainty, the pessimistic scenarios feature a protracted period of high commodity prices, elevated financial market uncertainty and a further disruption to supply chains. All these elements lead to much higher inflation compared to the base case scenario resulting in a rapid deceleration of growth. In the pessimistic scenario, stagflation is short-lived, while in the very pessimistic scenario, the stagflation shock is strong and persists for a longer period of time.
This quarter, the Bank increased the weight of the pessimistic scenarios in calculating the allowance for credit losses on performing loans to capture the elevated downside risk and uncertainty to the outlook.
The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further deterioration in these variables up to the date of the financial statements is incorporated through expert credit judgment. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at July 31, 2022	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	3.2	1.9	5.0	2.7	-2.8	3.5	-3.9	2.4
Consumer price index, y/y %	5.5	1.9	5.9	2.6	9.7	2.5	11.8	9.3
Unemployment rate, average %	5.1	6.0	4.3	4.7	9.1	6.8	9.6	8.6
Bank of Canada overnight rate target, average %	2.9	2.5	3.3	3.4	4.2	3.0	4.2	3.5
HPI - Housing Price Index, y/y % change	1.2	-3.2	6.4	-2.2	-4.2	-3.3	-6.3	-4.3
USD/CAD exchange rate, average	1.21	1.25	1.20	1.24	1.21	1.25	1.22	1.26
U.S.
Real GDP growth, y/y % change	2.4	2.0	3.3	2.7	-3.4	3.5	-4.7	3.0
Consumer price index, y/y %	6.5	2.5	6.8	3.0	10.4	3.0	12.7	10.1
Target federal funds rate, upper limit, average %	2.9	2.3	3.8	3.1	4.2	2.9	4.2	3.4
Unemployment rate, average %	3.9	4.9	3.7	4.6	7.5	5.7	7.9	6.7
Mexico
Real GDP growth, y/y % change	1.9	2.1	2.4	2.9	-3.5	3.5	-4.6	2.1
Unemployment rate, average %	4.0	3.8	3.9	3.1	7.4	4.7	7.7	6.3
Chile
Real GDP growth, y/y % change	0.0	1.4	1.6	2.3	-5.4	2.9	-6.4	1.9
Unemployment rate, average %	8.3	7.5	7.8	6.8	11.9	8.1	12.6	8.9
Peru
Real GDP growth, y/y % change	2.5	2.2	4.0	3.2	-0.8	3.3	-2.4	2.4
Unemployment rate, average %	7.9	7.0	6.9	4.9	10.8	8.0	11.5	9.6
Colombia
Real GDP growth, y/y % change	4.6	2.4	6.8	3.3	1.3	3.5	-0.3	2.7
Unemployment rate, average %	10.8	10.2	9.5	7.7	13.7	11.2	14.4	12.8
Caribbean
Real GDP growth, y/y % change	4.7	4.0	5.2	4.8	1.6	5.1	0.1	3.8
Global
WTI oil price, average USD/bbl	106	81	111	100	133	85	142	121
Copper price, average USD/lb	4.06	4.11	4.23	4.60	4.46	4.16	4.58	4.41
Global GDP, y/y % change	3.40	2.55	4.66	3.49	-1.67	3.96	-2.76	3.51
	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at April 30, 2022	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	4.6	2.0	6.6	2.9	-0.8	3.8	-2.2	2.7
Consumer price index, y/y %	5.6	2.0	6.1	3.1	8.1	2.4	9.5	7.3
Unemployment rate, average %	5.0	6.1	4.2	4.5	9.1	6.9	9.6	8.5
Bank of Canada overnight rate target, average %	2.2	2.4	2.8	3.4	3.5	3.0	3.5	3.4
HPI - Housing Price Index, y/y % change	16.6	-0.7	19.5	0.9	11.4	0.5	9.8	-0.5
USD/CAD exchange rate, average	1.21	1.23	1.20	1.22	1.21	1.22	1.21	1.22
U . S .
Real GDP growth, y/y % change	3.9	1.9	5.3	2.6	-1.9	3.6	-3.5	2.9
Consumer price index, y/y %	7.1	2.6	7.5	3.2	9.9	3.1	11.5	8.6
Target federal funds rate, upper limit, average %	1.9	2.4	2.5	3.3	3.2	2.9	3.2	3.4
Unemployment rate, average %	3.8	4.2	3.5	3.8	7.4	4.8	7.8	6.2
Mexico
Real GDP growth, y/y % change	1.7	1.8	2.9	2.5	-3.7	3.2	-4.7	1.8
Unemployment rate, average %	4.0	3.9	3.6	3.0	7.4	4.9	7.7	6.5
Chile
Real GDP growth, y/y % change	1.8	2.1	3.6	3.5	-3.2	3.6	-4.1	2.9
Unemployment rate, average %	6.2	5.9	5.7	5.2	9.9	6.4	10.7	7.0
Peru
Real GDP growth, y/y % change	2.6	3.0	4.5	4.7	-1.2	4.1	-2.7	1.1
Unemployment rate, average %	7.8	7.0	6.9	4.2	10.5	8.0	11.7	12.0
Colombia
Real GDP growth, y/y % change	4.3	3.5	5.8	5.1	0.5	4.7	-0.2	2.9
Unemployment rate, average %	10.8	10.3	10.1	7.9	13.3	11.2	13.6	13.6
Caribbean
Real GDP growth, y/y % change	4.6	4.0	5.7	4.8	0.8	5.2	-0.6	3.9
Global
WTI oil price, average USD/bbl	96	77	102	95	129	81	140	117
Copper price, average USD/lb	4.18	4.20	4.33	4.75	4.63	4.23	4.77	4.57
Global GDP, y/y % change	3.91	2.72	5.27	3.61	-1.35	4.27	-2.78	3.76

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at October 31, 2021	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	3.4	1.9	5.3	2.8	-1.3	3.1	-7.4	4.3
Consumer price index, y/y %	3.0	2.4	3.4	3.5	2.0	1.8	1.6	1.2
Unemployment rate, average %	6.3	5.7	5.6	4.1	8.8	6.3	11.7	8.2
Bank of Canada overnight rate target, average %	0.3	2.0	0.9	3.6	0.3	1.2	0.3	0.5
HPI - Housing Price Index, y/y % change	11.1	2.1	13.2	3.9	3.9	3.3	-2.7	3.9
USD/CAD exchange rate, average	1.24	1.21	1.23	1.20	1.28	1.21	1.30	1.24
U . S .
Real GDP growth, y/y % change	5.7	1.6	7.3	2.1	2.4	2.4	-1.4	3.5
Consumer price index, y/y %	4.0	2.5	4.5	3.1	3.3	2.3	2.6	1.9
Target federal funds rate, upper limit, average %	0.3	1.8	0.8	2.8	0.3	1.1	0.3	0.9
Unemployment rate, average %	3.8	3.5	3.4	3.2	5.6	4.1	6.8	5.6
Mexico
Real GDP growth, y/y % change	2.8	1.9	4.3	2.7	-0.4	2.7	-4.2	3.8
Unemployment rate, average %	4.0	4.0	3.6	3.1	6.5	4.5	9.4	6.4
Chile
Real GDP growth, y/y % change	6.7	2.2	8.8	3.1	3.4	3.1	-0.5	4.2
Unemployment rate, average %	6.5	6.2	5.9	5.6	9.0	6.7	12.0	8.6
Peru
Real GDP growth, y/y % change	5.0	3.2	7.7	4.3	3.6	3.7	0.0	4.7
Unemployment rate, average %	8.8	7.5	6.0	3.4	10.8	8.1	13.8	10.0
Colombia
Real GDP growth, y/y % change	5.0	3.5	6.8	4.8	3.6	4.0	0.0	5.0
Unemployment rate, average %	13.7	11.2	12.0	8.2	15.6	11.8	18.6	13.7
Caribbean
Real GDP growth, y/y % change	4.9	4.1	6.2	4.9	3.9	4.6	0.3	5.6
Global
WTI oil price, average USD/bbl	69	70	75	86	61	67	57	57
Copper price, average USD/lb	4.20	4.20	4.36	4.78	3.93	4.05	3.81	3.62
Global GDP, y/y % change	5.07	3.02	6.54	3.90	2.44	3.68	-0.69	4.48

(iii)	Sensitivity
Relative to
the
 base case scenario, the weighting of these multiple scenarios increased the
reported allowance for credit losses for financial assets in Stage 1 and Stage 2 to $3,720 million (April 30, 2022 – $3,771 million; October 31, 2021 – $4,076 million) from $3,537 million (April 30, 2022 – $3,698 million; October 31, 2021 – $3,998 million).
If the Bank was to only use the very

pessimistic scenario for the measurement of allowance for credit losses for such assets, the
allowance for credit losses on performing financial instruments would be $889 million (April 30, 2022 – $679 million; October 31, 2021 – $866 million) higher than the reported allowance for credit losses as at July 31, 2022. Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors.
Under the current probability-weighted scenarios, if all performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be

$417 million (April 30, 2022 – $391 million; October 31, 2021 – $407 million) lower than the reported allowance for credit losses on performing financial assets.

(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2021	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at July 31, 2022

Residential mortgages	$802	$64	$(33)	$10	$843
Personal loans	2,341	403	(643)	12	2,113
Credit cards	1,211	288	(439)	(11)	1,049
Business and government	1,374	98	(149)	(45)	1,278
	$5,728	$853	$(1,264)	$(34)	$5,283
Presented as:
Allowance for credit losses on loans	$5,626				$5,147
Allowance for credit losses on acceptances (1)	37				27
Allowance for credit losses on off-balance sheet exposures (2)	65				109
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2020	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at July 31, 2021
Residential mortgages	$884	$74	$(61)	$(59)	$838
Personal loans	3,155	810	(1,256)	(159)	2,550
Credit cards	1,886	672	(1,164)	(88)	1,306
Business and government	1,892	84	(317)	(125)	1,534
	$7,817	$1,640	$(2,798)	$(431)	$6,228
Presented as:
Allowance for credit losses on loans	$7,639				$6,079
Allowance for credit losses on acceptances (1)	77				62
Allowance for credit losses on off-balance sheet exposures (2)	101				87
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at July 31, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$184	$284	$375	$843
Personal loans	658	896	559	2,113
Credit cards	432	617	–	1,049
Business and government	238	281	623	1,142
Total (1)	$1,512	$2,078	$1,557	$5,147
(1)	Excludes allowance for credit losses of $148 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$152	$276	$374	$802
Personal loans	644	1,071	626	2,341
Credit cards	352	859	–	1,211
Business and government	186	431	655	1,272
Total (1)	$1,334	$2,637	$1,655	$5,626
(1)	Excludes allowance for credit losses of $105 for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks.

	As at July 31, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$153	$282	$403	$838
Personal loans	659	1,176	715	2,550
Credit cards	334	972	–	1,306
Business and government	265	479	641	1,385
Total (1)	$1,411	$2,909	$1,759	$6,079
(1)	Excludes allowance for credit losses of $153 for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended
	July 31, 2022				July 31, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$168	$273	$393	$834	$151	$280	$410	$841
Provision for credit losses
Remeasurement (1)	1	20	7	28	(29)	15	27	13
Newly originated or purchased financial assets	8	–	–	8	18	–	–	18
Derecognition of financial assets and maturities	(1)	(3)	–	(4)	(2)	(6)	–	(8)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	13	(10)	(3)	–	17	(14)	(3)	–
Stage 2	(2)	13	(11)	–	(3)	13	(10)	–
Stage 3	–	(5)	5	–	–	(6)	6	–
Gross write-offs	–	–	(17)	(17)	–	–	(23)	(23)
Recoveries	–	–	7	7	–	–	11	11
Foreign exchange and other movements	(3)	(4)	(6)	(13)	1	–	(15)	(14)
Balance at end of period (2)	$184	$284	$375	$843	$153	$282	$403	$838
Personal loans
Balance at beginning of period	$655	$950	$566	$2,171	$699	$1,286	$821	$2,806
Provision for credit losses
Remeasurement (1)	(129)	107	151	129	(265)	231	230	196
Newly originated or purchased financial assets	92	–	–	92	185	–	–	185
Derecognition of financial assets and maturities	(21)	(32)	–	(53)	(55)	(127)	–	(182)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	108	(106)	(2)	–	148	(145)	(3)	–
Stage 2	(32)	48	(16)	–	(41)	58	(17)	–
Stage 3	(1)	(58)	59	–	(3)	(111)	114	–
Gross write-offs	–	–	(251)	(251)	–	–	(508)	(508)
Recoveries	–	–	59	59	–	–	78	78
Foreign exchange and other movements	(14)	(13)	(7)	(34)	(9)	(16)	–	(25)
Balance at end of period (2)	$658	$896	$559	$2,113	$659	$1,176	$715	$2,550
Credit cards
Balance at beginning of period	$419	$688	$–	$1,107	$319	$1,226	$–	$1,545
Provision for credit losses
Remeasurement (1)	(33)	34	112	113	(88)	(78)	350	184
Newly originated or purchased financial assets	43	–	–	43	27	–	–	27
Derecognition of financial assets and maturities	(15)	(12)	–	(27)	(16)	(27)	–	(43)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	50	(50)	–	–	109	(109)	–	–
Stage 2	(22)	22	–	–	(16)	16	–	–
Stage 3	–	(43)	43	–	–	(56)	56	–
Gross write-offs	–	–	(202)	(202)	–	–	(462)	(462)
Recoveries	–	–	40	40	–	–	59	59
Foreign exchange and other movements	(10)	(22)	7	(25)	(1)	–	(3)	(4)
Balance at end of period (2)	$432	$617	$–	$1,049	$334	$972	$–	$1,306
Total retail loans
Balance at beginning of period	$1,242	$1,911	$959	$4,112	$1,169	$2,792	$1,231	$5,192
Provision for credit losses
Remeasurement (1)	(161)	161	270	270	(382)	168	607	393
Newly originated or purchased financial assets	143	–	–	143	230	–	–	230
Derecognition of financial assets and maturities	(37)	(47)	–	(84)	(73)	(160)	–	(233)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	171	(166)	(5)	–	274	(268)	(6)	–
Stage 2	(56)	83	(27)	–	(60)	87	(27)	–
Stage 3	(1)	(106)	107	–	(3)	(173)	176	–
Gross write-offs	–	–	(470)	(470)	–	–	(993)	(993)
Recoveries	–	–	106	106	–	–	148	148
Foreign exchange and other movements	(27)	(39)	(6)	(72)	(9)	(16)	(18)	(43)
Balance at end of period (2)	$1,274	$1,797	$934	$4,005	$1,146	$2,430	$1,118	$4,694
Non-retail loans:
Business and government
Balance at beginning of period	$234	$352	$645	$1,231	$353	$564	$707	$1,624
Provision for credit losses
Remeasurement (1)	(1)	(51)	48	(4)	(67)	(8)	96	21
Newly originated or purchased financial assets	74	–	–	74	71	–	–	71
Derecognition of financial assets and maturities	(58)	(17)	(6)	(81)	(66)	(20)	(6)	(92)
Changes in models and methodologies	31	55	–	86	–	–	–	–
Transfer to (from):
Stage 1	24	(24)	–	–	22	(22)	–	–
Stage 2	(6)	6	–	–	(4)	4	–	–
Stage 3	–	(2)	2	–	–	(1)	1	–
Gross write-offs	–	–	(107)	(107)	–	–	(151)	(151)
Recoveries	–	–	86	86	–	–	13	13
Foreign exchange and other movements	(1)	(6)	(27)	(34)	2	3	(19)	(14)
Balance at end of period including off-balance sheet exposures (2)	$297	$313	$641	$1,251	$311	$520	$641	$1,472
Less: Allowance for credit losses on off-balance sheet exposures (3)	(59)	(32)	(18)	(109)	(46)	(41)	–	(87)
Balance at end of period (2)	$238	$281	$623	$1,142	$265	$479	$641	$1,385

	As at and for the nine months ended
	July 31, 2022				July 31, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$152	$276	$374	$802	$190	$302	$392	$884
Provision for credit losses
Remeasurement (1)	(33)	38	45	50	(124)	51	134	61
Newly originated or purchased financial assets	28	–	–	28	39	–	–	39
Derecognition of financial assets and maturities	(4)	(10)	–	(14)	(7)	(19)	–	(26)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	46	(39)	(7)	–	68	(56)	(12)	–
Stage 2	(6)	29	(23)	–	(9)	50	(41)	–
Stage 3	–	(11)	11	–	–	(29)	29	–
Gross write-offs	–	–	(54)	(54)	–	–	(82)	(82)
Recoveries	–	–	21	21	–	–	21	21
Foreign exchange and other movements	1	1	8	10	(4)	(17)	(38)	(59)
Balance at end of period (2)	$184	$284	$375	$843	$153	$282	$403	$838
Personal loans
Balance at beginning of period	$644	$1,071	$626	$2,341	$864	$1,471	$820	$3,155
Provision for credit losses
Remeasurement (1)	(447)	296	456	305	(951)	943	809	801
Newly originated or purchased financial assets	242	–	–	242	438	–	–	438
Derecognition of financial assets and maturities	(56)	(88)	–	(144)	(150)	(279)	–	(429)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	365	(358)	(7)	–	753	(743)	(10)	–
Stage 2	(88)	131	(43)	–	(218)	273	(55)	–
Stage 3	(3)	(157)	160	–	(42)	(421)	463	–
Gross write-offs	–	–	(833)	(833)	–	–	(1,461)	(1,461)
Recoveries	–	–	190	190	–	–	205	205
Foreign exchange and other movements	1	1	10	12	(35)	(68)	(56)	(159)
Balance at end of period (2)	$658	$896	$559	$2,113	$659	$1,176	$715	$2,550
Credit cards
Balance at beginning of period	$352	$859	$–	$1,211	$501	$1,385	$–	$1,886
Provision for credit losses
Remeasurement (1)	(122)	42	327	247	(398)	299	824	725
Newly originated or purchased financial assets	103	–	–	103	75	–	–	75
Derecognition of financial assets and maturities	(35)	(27)	–	(62)	(48)	(80)	–	(128)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	189	(189)	–	–	313	(313)	–	–
Stage 2	(48)	48	–	–	(91)	91	–	–
Stage 3	–	(104)	104	–	–	(354)	354	–
Gross write-offs	–	–	(580)	(580)	–	–	(1,309)	(1,309)
Recoveries	–	–	141	141	–	–	145	145
Foreign exchange and other movements	(7)	(12)	8	(11)	(18)	(56)	(14)	(88)
Balance at end of period (2)	$432	$617	$–	$1,049	$334	$972	$–	$1,306
Total retail loans
Balance at beginning of period	$1,148	$2,206	$1,000	$4,354	$1,555	$3,158	$1,212	$5,925
Provision for credit losses
Remeasurement (1)	(602)	376	828	602	(1,473)	1,293	1,767	1,587
Newly originated or purchased financial assets	373	–	–	373	552	–	–	552
Derecognition of financial assets and maturities	(95)	(125)	–	(220)	(205)	(378)	–	(583)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	600	(586)	(14)	–	1,134	(1,112)	(22)	–
Stage 2	(142)	208	(66)	–	(318)	414	(96)	–
Stage 3	(3)	(272)	275	–	(42)	(804)	846	–
Gross write-offs	–	–	(1,467)	(1,467)	–	–	(2,852)	(2,852)
Recoveries	–	–	352	352	–	–	371	371
Foreign exchange and other movements	(5)	(10)	26	11	(57)	(141)	(108)	(306)
Balance at end of period (2)	$1,274	$1,797	$934	$4,005	$1,146	$2,430	$1,118	$4,694
Non-retail loans:
Business and government
Balance at beginning of period	$212	$470	$655	$1,337	$478	$592	$745	$1,815
Provision for credit losses
Remeasurement (1)	(54)	(74)	196	68	(156)	13	305	162
Newly originated or purchased financial assets	195	–	–	195	239	–	–	239
Derecognition of financial assets and maturities	(154)	(73)	(24)	(251)	(234)	(45)	(9)	(288)
Changes in models and methodologies	30	57	–	87	(4)	(11)	–	(15)
Transfer to (from):
Stage 1	85	(85)	–	–	50	(50)	–	–
Stage 2	(18)	18	–	–	(46)	47	(1)	–
Stage 3	–	(5)	5	–	–	(5)	5	–
Gross write-offs	–	–	(253)	(253)	–	–	(343)	(343)
Recoveries	–	–	104	104	–	–	26	26
Foreign exchange and other movements	1	5	(42)	(36)	(16)	(21)	(87)	(124)
Balance at end of period including off-balance sheet exposures (2)	$297	$313	$641	$1,251	$311	$520	$641	$1,472
Less: Allowance for credit losses on off-balance sheet exposures (3)	(59)	(32)	(18)	(109)	(46)	(41)	–	(87)
Balance at end of period (2)	$238	$281	$623	$1,142	$265	$479	$641	$1,385
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)
Interest income on impaired loans for residential mortgages, personal and credit cards, and business and government loans for the three months ended July 31, 2022 totaled $69

(July 31, 2021 – $61) and for the nine months ended July 31, 2022 totaled $193

(July 31, 2021 – $212).

(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

(d)	Carrying value of exposures by risk rating

Residential mortgages	As at July 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$208,768	$730	$–	$209,498	$187,163	$5,610	$–	$192,773
Low	79,111	820	–	79,931	69,306	1,768	–	71,074
Medium	16,426	295	–	16,721	9,170	3,690	–	12,860
High	2,412	1,197	–	3,609	904	2,284	–	3,188
Very high	56	1,215	–	1,271	16	643	–	659
Loans not graded (2)	29,161	2,493	–	31,654	34,122	3,671	–	37,793
Default	–	–	1,281	1,281	–	–	1,331	1,331
Total	$335,934	$6,750	$1,281	$343,965	$300,681	$17,666	$1,331	$319,678
Allowance for credit losses	184	284	375	843	152	276	374	802
Carrying value	$335,750	$6,466	$906	$343,122	$300,529	$17,390	$957	$318,876
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at July 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$30,856	$158	$–	$31,014	$30,085	$168	$–	$30,253
Low	27,090	437	–	27,527	25,719	574	–	26,293
Medium	8,381	1,142	–	9,523	8,290	1,127	–	9,417
High	6,896	1,991	–	8,887	5,686	2,307	–	7,993
Very high	65	1,305	–	1,370	82	1,157	–	1,239
Loans not graded (2)	16,186	1,276	–	17,462	14,159	1,353	–	15,512
Default	–	–	778	778	–	–	833	833
Total	$89,474	$6,309	$778	$96,561	$84,021	$6,686	$833	$91,540
Allowance for credit losses	658	896	559	2,113	644	1,071	626	2,341
Carrying value	$88,816	$5,413	$219	$94,448	$83,377	$5,615	$207	$89,199
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at July 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,757	$33	$–	$1,790	$1,517	$76	$–	$1,593
Low	2,679	131	–	2,810	2,288	135	–	2,423
Medium	3,351	123	–	3,474	2,666	166	–	2,832
High	3,086	836	–	3,922	2,237	1,225	–	3,462
Very high	43	525	–	568	21	509	–	530
Loans not graded (1)	923	384	–	1,307	1,158	452	–	1,610
Default	–	–	–	–	–	–	–	–
Total	$11,839	$2,032	$–	$13,871	$9,887	$2,563	$–	$12,450
Allowance for credit losses	432	617	–	1,049	352	859	–	1,211
Carrying value	$11,407	$1,415	$–	$12,822	$9,535	$1,704	$–	$11,239
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at July 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$96,614	$4	$–	$96,618	$88,308	$14	$–	$88,322
Low	20,350	7	–	20,357	17,880	12	–	17,892
Medium	7,745	33	–	7,778	6,858	36	–	6,894
High	3,707	285	–	3,992	3,103	745	–	3,848
Very high	40	322	–	362	24	212	–	236
Loans not graded (1)	8,118	1,344	–	9,462	9,126	2,204	–	11,330
Default	–	–	–	–	–	–	–	–
Carrying value	$136,574	$1,995	$–	$138,569	$125,299	$3,223	$–	$128,522
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at July 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$337,995	$925	$–	$338,920	$307,073	$5,868	$–	$312,941
Low	129,230	1,395	–	130,625	115,193	2,489	–	117,682
Medium	35,903	1,593	–	37,496	26,984	5,019	–	32,003
High	16,101	4,309	–	20,410	11,930	6,561	–	18,491
Very high	204	3,367	–	3,571	143	2,521	–	2,664
Loans not graded (2)	54,388	5,497	–	59,885	58,565	7,680	–	66,245
Default	–	–	2,059	2,059	–	–	2,164	2,164
Total	$573,821	$17,086	$2,059	$592,966	$519,888	$30,138	$2,164	$552,190
Allowance for credit losses	1,274	1,797	934	4,005	1,148	2,206	1,000	4,354
Carrying value	$572,547	$15,289	$1,125	$588,961	$518,740	$27,932	$1,164	$547,836
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at July 31, 2022				As at October 31, 2021
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$145,900	$1,903	$–	$147,803	$110,786	$892	$–	$111,678
Non-investment grade	100,304	8,476	–	108,780	91,945	7,570	–	99,515
Watch list	23	3,031	–	3,054	31	3,266	–	3,297
Loans not graded (2)	2,289	9	–	2,298	2,151	11	–	2,162
Default	–	–	2,193	2,193	–	–	2,292	2,292
Total	$248,516	$13,419	$2,193	$264,128	$204,913	$11,739	$2,292	$218,944
Allowance for credit losses	238	281	623	1,142	186	431	655	1,272
Carrying value	$248,278	$13,138	$1,570	$262,986	$204,727	$11,308	$1,637	$217,672
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at July 31, 2022				As at October 31, 2021
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$212,787	$1,164	$–	$213,951	$186,056	$1,266	$–	$187,322
Non-investment grade	60,940	3,730	–	64,670	66,009	3,786	–	69,795
Watch list	5	901	–	906	12	2,160	–	2,172
Loans not graded (2)	4,278	–	–	4,278	4,155	–	–	4,155
Default	–	–	109	109	–	–	102	102
Total	$278,010	$5,795	$109	$283,914	$256,232	$7,212	$102	$263,546
Allowance for credit losses	59	32	18	109	26	39	–	65
Carrying value	$277,951	$5,763	$91	$283,805	$256,206	$7,173	$102	$263,481
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at July 31, 2022				As at October 31, 2021
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$358,687	$3,067	$–	$361,754	$296,842	$2,158	$–	$299,000
Non-investment grade	161,244	12,206	–	173,450	157,954	11,356	–	169,310
Watch list	28	3,932	–	3,960	43	5,426	–	5,469
Loans not graded (2)	6,567	9	–	6,576	6,306	11	–	6,317
Default	–	–	2,302	2,302	–	–	2,394	2,394
Total	$526,526	$19,214	$2,302	$548,042	$461,145	$18,951	$2,394	$482,490
Allowance for credit losses	297	313	641	1,251	212	470	655	1,337
Carrying value	$526,229	$18,901	$1,661	$546,791	$460,933	$18,481	$1,739	$481,153
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at July 31, 2022 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$890	$406	$–	$1,296
Personal loans	435	221	–	656
Credit cards	166	107	207	480
Business and government	131	22	–	153
Total	$1,622	$756	$207	$2,585

	As at April 30, 2022 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$797	$360	$–	$1,157
Personal loans	387	218	–	605
Credit cards	133	91	184	408
Business and government	111	87	–	198
Total	$1,428	$756	$184	$2,368

	As at October 31, 2021 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$732	$327	$–	$1,059
Personal loans	411	210	–	621
Credit cards	125	83	201	409
Business and government	124	24	–	148
Total	$1,392	$644	$201	$2,237
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	July 31 2022	April 30 2022	October 31 2021
Unpaid principal balance (1)	$302	$308	$303
Credit related fair value adjustments	(68)	(69)	(68)
Carrying value	234	239	235
Stage 3 allowance	(1)	(1)	(1)
Carrying value net related allowance	$233	$238	$234
(1)	Represents principal amount owed net of write-offs.